INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of income (loss) before income taxes

Income (loss) before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	2,277	(1,040,744)	(411,103)
Non-Chinese mainland	10,247	422	83,685
Income/(loss) before income tax	12,524	(1,040,322)	(327,418)

Summary of current and deferred components of the income tax expense

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax (expenses)/ benefits	(8,744)	123	169
Deferred tax (expenses)/benefits	(1,913)	(8,755)	3,942
	(10,657)	(8,632)	4,111

Summary of principle components of deferred tax assets and deferred taxes liability

The principle components of deferred tax assets were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	786,469	893,927
Net operating loss carrying forwards	827,031	782,319
Transfer of intangible assets	1,002	833
Accrued liabilities	1,891	1,904
Total deferred tax assets	1,616,393	1,678,983
Less: valuation allowance	(1,616,393)	(1,678,983)
Deferred tax assets, net	—	—

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Building and land use right	65,706	63,906
Intangible assets	4,475	10,589
Unrecognized gains of investments	423	753
Total deferred tax liabilities	70,604	75,248

Summary of movements of valuation allowance

The movements of valuation allowance for the years end December 31, 2023, 2024 and 2025 were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the period	1,351,067	1,397,121	1,616,393
Acquisitions	—	—	49,056
Additions	46,054	219,272	13,534
Balance at end of the period	1,397,121	1,616,393	1,678,983

Sumamry of reconciliation of effective tax rate and statutory income tax rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2023	2024
	RMB	RMB
Income/(loss) before provision for income tax and share of results of equity investees	12,524	(1,040,322)
Income tax (expense)/benefits computed at an applicable tax rate of 25%	(3,131)	260,081
Effect of permanent differences	(27,346)	(34,587)
Effect of research and development super-deduction	44,935	52,705
Effect of preferential tax rate	17,480	(67,850)
Effect on tax rates in different tax jurisdictions	3,459	291
Change in valuation allowance	(46,054)	(219,272)
	(10,657)	(8,632)

14. INCOME TAXES - continued

	Year ended December 31,
	2025
	RMB	Percent
Loss before income tax	(327,418)
Income tax benefits at PRC statutory rate	81,855	25.0%
Other jurisdictions' tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	19,915	6.1%
Hong Kong	1,067	0.3%
Other foreign jurisdictions	(61)	0.0%
Effect of changes in tax laws or rates enacted in the current year	—	0.0%
Effect of cross-border tax laws	—	0.0%
Change in valuation allowance	(13,493)	(4.1)%
Nontaxable or nondeductible items
Non-taxable income	—	0.0%
Non-deductible expenses	(4,390)	(1.3)%
Share-based compensation expenses	(2,446)	(0.7)%
Others	(1,944)	(0.6)%
Changes in unrecognized tax benefits	—	0.0%
Other adjustments
Effect of preferential tax rate	(114,066)	(34.9)%
Effect of research and development super-deduction	31,596	9.7%
Others	1,688	0.5%
Income tax benefits	4,111	1.3%